Restatement of Previously Issued Financial Statements (Details)	1 Months Ended
Dec. 28, 2022 USD ($) shares
Restatement Of Previously Issued Financial Statements Abstract
Aggregate of redeem shares | shares	25,943,810
Total redeem of shares value | $	$ 266,701,252
Aggregate of public shares | shares	25,943,810
Reduction of temporary equity | $	$ 266,701,252